Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2024	Nov. 25, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
In accordance with disclosure requirements under the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following information describes the relationship between compensation actually paid to our NEOs and certain financial performance of the Company. For additional information regarding the alignment of our compensation programs with the Company’s performance, refer to our “Compensation Discussion & Analysis”.
The table below summarizes Summary Compensation Table (“SCT”) total compensation reported for, and Compensation Actually Paid (“CAP”, as defined by the SEC) to, our former CEO, our interim CEO and, on average, our other NEOs.

Year	Summary Compensation Table Total for Former CEO(1)	Compensation Actually Paid to Former CEO(1)(2)(3)	Summary Compensation Table Total for Interim CEO(1)	Compensation Actually Paid to Interim CEO(1)(2)(3)	Avg Summary Compensation Table Total for Non-CEO NEOs(1)(2)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income (Loss) (Millions USD)	Adjusted EBITDA(5) (Millions USD)
							Company TSR	Peer Group TSR
2024	$13,914,745	$10,584,170	$10,550,025	$14,227,775	$3,216,477	$2,492,343	$71	$189	($57)	$885
2023	$17,327,154	$14,595,591			$3,609,177	$3,117,256	$87	$180	$38	$845
2022	$11,882,248	$4,464,658			$2,357,617	$1,393,365	$87	$138	($242)	$700
2021	$10,616,003	$12,396,926			$2,112,689	$2,368,441	$129	$152	$197	$795
2020	$10,536,432	$4,949,534			$2,943,844	$1,819,391	$108	$120	($31)	$593

(1)
James K. Kamsickas, former Chairman of the Board, President and CEO, was our principal executive officer (“PEO”) through November 25, 2024. R. Bruce McDonald, interim Chairman of the Board, President and CEO, became our PEO effective November 25, 2024. The individuals comprising the non-CEO NEOs for each fiscal year presented are listed below.

2020	2021	2022	2023	2024
Jonathan M. Collins	Jonathan M. Collins	Timothy R. Kraus	Timothy R. Kraus	Timothy R. Kraus
Aziz S. Aghili	Timothy R. Kraus	Aziz S. Aghili	Aziz S. Aghili	Byron S. Foster
Robert D. Pyle	Aziz S. Aghili	Byron S. Foster	Byron S. Foster	Brian K. Pour
Douglas H. Liedberg	Douglas H. Liedberg	Douglas H. Liedberg	Douglas H. Liedberg	Jeroen Decleer
	Antonio Valencia			Douglas H. Liedberg

(2)
These columns reflect Compensation Actually Paid (CAP) calculated in accordance with Item 402(v) of Regulation S-K. CAP does not necessarily reflect compensation actually earned, realized, or received. The amounts reflect the Summary Compensation Table totals with certain adjustments as described below.

(3)
CAP reflects the deduction and addition of certain amounts for the former CEO, the interim CEO and the Non-CEO NEOs as set forth below. Amounts in the columns titled Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table are the totals from the Stock Awards column shown in the applicable Summary Compensation Table. Amounts in the columns titled Additions to Summary Compensation Table include the net addition of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years; and (iii) the change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years.

Year	Summary Compensation Table Total for Former CEO	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to Former CEO
2024	$13,914,745	($10,247,499)	$6,916,924	$10,584,170
2023	$17,327,154	($11,958,807)	$9,227,244	$14,595,591
2022	$11,882,248	($9,139,212)	$1,721,622	$4,464,658
2021	$10,616,003	($8,478,178)	$10,259,101	$12,396,926
2020	$10,536,432	($8,282,900)	$2,696,002	$4,949,534

Year	Summary Compensation Table Total for Interim CEO	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to Interim CEO
2024	$10,550,025	($10,399,995)	$14,077,745	$14,227,775

Year	Summary Compensation Table Total for Non-CEO NEOs	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to Non-CEO NEOs
2024	$3,216,477	($1,719,984)	$995,850	$2,492,343
2023	$3,609,177	($1,889,546)	$1,397,625	$3,117,256
2022	$2,357,617	($1,491,462)	$527,210	$1,393,365
2021	$2,112,689	($1,341,617)	$1,597,369	$2,368,441
2020	$2,943,844	($1,681,355)	$556,902	$1,819,391

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Value of Awards Granted During Covered Fiscal Year for Former CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Former CEO
2024	$9,079,449	($1,807,953)	($354,572)	$6,916,924
2023	$9,453,700	($1,341,376)	$1,114,920	$9,227,244
2022	$6,279,348	($4,196,181)	($361,545)	$1,721,622
2021	$7,280,424	$2,411,826	$566,851	$10,259,101
2020	$4,396,119	($1,939,322)	$239,205	$2,696,002

Year	Year End Value of Awards Granted During Covered Fiscal Year for Interim CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Interim CEO
2024	$14,077,745	$0	$0	$14,077,745

Year	Year End Value of Awards Granted During Covered Fiscal Year for Non-CEO NEOs	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Non-CEO NEOs
2024	$1,245,907	($163,718)	($86,338)	$995,850
2023	$1,492,741	($185,415)	$90,299	$1,397,625
2022	$1,032,045	($441,736)	($63,099)	$527,210
2021	$1,166,629	$352,447	$78,293	$1,597,369
2020	$903,781	($393,554)	$46,675	$556,902

(4)
The peer groups used to calculate Peer Group TSR are our compensation peer group as disclosed in the CD&A section of this proxy statement, our 2024 proxy statement, our 2023 proxy statement, our 2022 proxy statement and our 2021 proxy statement. TSR is based on the value of an initial fixed investment of $100 invested (with reinvestment of dividends) in the Company and in the peer group companies for the period starting December 31, 2019 through the end of the listed year, weighted by market capitalization in each applicable year.

(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our former CEO, our interim CEO and non-CEO NEOs in 2024. Adjusted EBITDA is defined as net income (loss) before interest, income taxes, depreciation, amortization, equity grant expense, restructuring expense, nonservice cost components of pension and other postretirement benefits costs and other adjustments not related to our core operations (gain/loss on debt extinguishment, pension settlements, divestitures, impairment, etc.).

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
James K. Kamsickas, former Chairman of the Board, President and CEO, was our principal executive officer (“PEO”) through November 25, 2024. R. Bruce McDonald, interim Chairman of the Board, President and CEO, became our PEO effective November 25, 2024. The individuals comprising the non-CEO NEOs for each fiscal year presented are listed below.

2020	2021	2022	2023	2024
Jonathan M. Collins	Jonathan M. Collins	Timothy R. Kraus	Timothy R. Kraus	Timothy R. Kraus
Aziz S. Aghili	Timothy R. Kraus	Aziz S. Aghili	Aziz S. Aghili	Byron S. Foster
Robert D. Pyle	Aziz S. Aghili	Byron S. Foster	Byron S. Foster	Brian K. Pour
Douglas H. Liedberg	Douglas H. Liedberg	Douglas H. Liedberg	Douglas H. Liedberg	Jeroen Decleer
	Antonio Valencia			Douglas H. Liedberg

Peer Group Issuers, Footnote
(4)
The peer groups used to calculate Peer Group TSR are our compensation peer group as disclosed in the CD&A section of this proxy statement, our 2024 proxy statement, our 2023 proxy statement, our 2022 proxy statement and our 2021 proxy statement. TSR is based on the value of an initial fixed investment of $100 invested (with reinvestment of dividends) in the Company and in the peer group companies for the period starting December 31, 2019 through the end of the listed year, weighted by market capitalization in each applicable year.

Adjustment To PEO Compensation, Footnote
(3)
CAP reflects the deduction and addition of certain amounts for the former CEO, the interim CEO and the Non-CEO NEOs as set forth below. Amounts in the columns titled Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table are the totals from the Stock Awards column shown in the applicable Summary Compensation Table. Amounts in the columns titled Additions to Summary Compensation Table include the net addition of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years; and (iii) the change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years.

Year	Summary Compensation Table Total for Former CEO	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to Former CEO
2024	$13,914,745	($10,247,499)	$6,916,924	$10,584,170
2023	$17,327,154	($11,958,807)	$9,227,244	$14,595,591
2022	$11,882,248	($9,139,212)	$1,721,622	$4,464,658
2021	$10,616,003	($8,478,178)	$10,259,101	$12,396,926
2020	$10,536,432	($8,282,900)	$2,696,002	$4,949,534

Year	Summary Compensation Table Total for Interim CEO	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to Interim CEO
2024	$10,550,025	($10,399,995)	$14,077,745	$14,227,775

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Value of Awards Granted During Covered Fiscal Year for Former CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Former CEO
2024	$9,079,449	($1,807,953)	($354,572)	$6,916,924
2023	$9,453,700	($1,341,376)	$1,114,920	$9,227,244
2022	$6,279,348	($4,196,181)	($361,545)	$1,721,622
2021	$7,280,424	$2,411,826	$566,851	$10,259,101
2020	$4,396,119	($1,939,322)	$239,205	$2,696,002

Year	Year End Value of Awards Granted During Covered Fiscal Year for Interim CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Interim CEO
2024	$14,077,745	$0	$0	$14,077,745

Non-PEO NEO Average Total Compensation Amount			$ 3,216,477	$ 3,609,177	$ 2,357,617	$ 2,112,689	$ 2,943,844
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,492,343	3,117,256	1,393,365	2,368,441	1,819,391
Adjustment to Non-PEO NEO Compensation Footnote
(3)
CAP reflects the deduction and addition of certain amounts for the former CEO, the interim CEO and the Non-CEO NEOs as set forth below. Amounts in the columns titled Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table are the totals from the Stock Awards column shown in the applicable Summary Compensation Table. Amounts in the columns titled Additions to Summary Compensation Table include the net addition of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years; and (iii) the change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years.

Year	Summary Compensation Table Total for Non-CEO NEOs	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to Non-CEO NEOs
2024	$3,216,477	($1,719,984)	$995,850	$2,492,343
2023	$3,609,177	($1,889,546)	$1,397,625	$3,117,256
2022	$2,357,617	($1,491,462)	$527,210	$1,393,365
2021	$2,112,689	($1,341,617)	$1,597,369	$2,368,441
2020	$2,943,844	($1,681,355)	$556,902	$1,819,391

The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Value of Awards Granted During Covered Fiscal Year for Non-CEO NEOs	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Non-CEO NEOs
2024	$1,245,907	($163,718)	($86,338)	$995,850
2023	$1,492,741	($185,415)	$90,299	$1,397,625
2022	$1,032,045	($441,736)	($63,099)	$527,210
2021	$1,166,629	$352,447	$78,293	$1,597,369
2020	$903,781	($393,554)	$46,675	$556,902

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart depicts the relationship between Compensation Actually Paid to our former CEO, Compensation Actually Paid to our interim CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and TSR for the Company and our TSR peer group.

Compensation Actually Paid vs. Net Income
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our former CEO, Compensation Actually Paid to our interim CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our net income (loss).

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our former CEO, Compensation Actually Paid to our interim CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart depicts the relationship between Compensation Actually Paid to our former CEO, Compensation Actually Paid to our interim CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and TSR for the Company and our TSR peer group.

Tabular List, Table
2024 Performance Measures
The measures listed below represent the most important metrics we used to link executive pay to company performance for 2024 as described in our CD&A within the sections titled “Annual Performance-Based Cash Incentive” and “Long-Term Incentive Program”.

Most Important Performance Measures
Adjusted EBITDA
Adjusted Free Cash Flow
Net New Business
Pre-tax Return on Invested Capital
Relative TSR

Total Shareholder Return Amount			$ 71	87	87	129	108
Peer Group Total Shareholder Return Amount			189	180	138	152	120
Net Income (Loss)			$ (57,000,000)	$ 38,000,000	$ (242,000,000)	$ 197,000,000	$ (31,000,000)
Company Selected Measure Amount			885,000,000	845,000,000	700,000,000	795,000,000	593,000,000
PEO Name	R. Bruce McDonald	James K. Kamsickas		James K. Kamsickas	James K. Kamsickas	James K. Kamsickas	James K. Kamsickas
Equity Awards Adjustments, Footnote
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Value of Awards Granted During Covered Fiscal Year for Former CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Former CEO
2024	$9,079,449	($1,807,953)	($354,572)	$6,916,924
2023	$9,453,700	($1,341,376)	$1,114,920	$9,227,244
2022	$6,279,348	($4,196,181)	($361,545)	$1,721,622
2021	$7,280,424	$2,411,826	$566,851	$10,259,101
2020	$4,396,119	($1,939,322)	$239,205	$2,696,002

Year	Year End Value of Awards Granted During Covered Fiscal Year for Interim CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Interim CEO
2024	$14,077,745	$0	$0	$14,077,745

Year	Year End Value of Awards Granted During Covered Fiscal Year for Non-CEO NEOs	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Non-CEO NEOs
2024	$1,245,907	($163,718)	($86,338)	$995,850
2023	$1,492,741	($185,415)	$90,299	$1,397,625
2022	$1,032,045	($441,736)	($63,099)	$527,210
2021	$1,166,629	$352,447	$78,293	$1,597,369
2020	$903,781	($393,554)	$46,675	$556,902

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Net New Business
Measure:: 4
Pay vs Performance Disclosure
Name			Pre-tax Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name			Relative TSR
James K. Kamsickas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,914,745	$ 17,327,154	$ 11,882,248	$ 10,616,003	$ 10,536,432
PEO Actually Paid Compensation Amount			10,584,170	14,595,591	4,464,658	12,396,926	4,949,534
R. Bruce McDonald [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			10,550,025
PEO Actually Paid Compensation Amount			14,227,775
PEO | James K. Kamsickas [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,247,499)	(11,958,807)	(9,139,212)	(8,478,178)	(8,282,900)
PEO | James K. Kamsickas [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,916,924	9,227,244	1,721,622	10,259,101	2,696,002
PEO | James K. Kamsickas [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,079,449	9,453,700	6,279,348	7,280,424	4,396,119
PEO | James K. Kamsickas [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,807,953)	(1,341,376)	(4,196,181)	2,411,826	(1,939,322)
PEO | James K. Kamsickas [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(354,572)	1,114,920	(361,545)	566,851	239,205
PEO | R. Bruce McDonald [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,399,995)
PEO | R. Bruce McDonald [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,077,745
PEO | R. Bruce McDonald [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			14,077,745
PEO | R. Bruce McDonald [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | R. Bruce McDonald [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,719,984)	(1,889,546)	(1,491,462)	(1,341,617)	(1,681,355)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			995,850	1,397,625	527,210	1,597,369	556,902
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,245,907	1,492,741	1,032,045	1,166,629	903,781
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(163,718)	(185,415)	(441,736)	352,447	(393,554)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (86,338)	$ 90,299	$ (63,099)	$ 78,293	$ 46,675